Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016
Cash flows from operating activities
Net income	$ 1,197,686	$ 1,135,882	$ 3,270,346	$ 2,310,090
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Changes in allowances - accounts receivable	12,909			(19,019)
Changes in allowances - other current assets		22,901
Changes in allowances - deferred tax assets				163,056
Changes in allowances - inventories				(57,095)
Depreciation expense	6,464	7,620	21,939	18,891
Deferred income taxes				75,192
Loss from disposal of property and equipment	833
Changes in operating assets and liabilities:
Accounts receivable	(3,629,315)	3,197,144	133,681	380,651
Inventory	(648,303)	(609,990)	(112,128)	321,642
Advance to suppliers	(104,714)	(1,709,633)	(378,713)
Other current assets	(144,724)	288,799	278,247	(4,075,046)
Prepaid expenses			24,192
Long-term prepaid expenses	4,370
Accounts payable	(144,282)	236,508	(51,038)	(930,372)
Advance from customers	67,241	(1,044,211)	(1,090,595)	1,118,150
Other current liabilities	80,388	324,091	(16,875)	(298)
Taxes payable	(50,578)	(81,684)	(74,137)	53,259
Net cash provided by (used in) operating activities	(3,352,025)	1,767,427	2,004,919	(640,899)
Cash flows from investing activities
Additions to property, plant and equipment	(2,782)	(241)	(66,503)	(6,120)
Payments of loans to related parties		(977,634)	2,192,762	(1,518,479)
Net cash provided by (used in) investing activities	(2,782)	(977,875)	2,126,259	(1,524,599)
Cash flows from financing activities
Gross Proceeds from Initial Public Offering - stock issuance	7,728,000
Direct costs disbursed from Initial Public Offering proceeds in current period	(1,147,549)
Escrow deposit paid under underwriting agreement	(600,000)
Proceeds from capital contribution				3,154,239
Repayments of loans from third party				(929,902)
Borrowings from bank loans		2,915,200	5,195,539	3,674,880
Repayments of bank loans		(3,644,000)	(6,809,972)	(3,981,120)
Repayments of loans from related parties	(426,316)	(47,945)	239,125	143,223
Deferred offering cost			(278,820)
Net cash provided by (used in) financing activities	5,554,135	(776,745)	(1,654,128)	2,061,320
Effect of exchange rate changes on cash and cash equivalents	77,547	(1,568)	66,248	(5,071)
Net increase (decrease) in cash and cash equivalents	2,276,875	11,239	2,543,298	(109,249)
Cash and cash equivalents, beginning of year	2,590,539	47,241	47,241	156,490
Cash and cash equivalents, end of year	4,867,414	58,480	2,590,539	47,241
Supplemental disclosure information:
Income taxes paid	4,312	7,870	10,207	31,119
Interest paid	$ 82,987	$ 106,540	$ 203,198	$ 248,815